Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities:
Net (loss) income	$ (88,950)	$ 21,035	$ 30,175
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation	101,050	92,889	94,279
Amortization of deferred dry-docking costs	4,878	4,553	7,243
Amortization of loan fees	995	1,138	877
Stock compensation expense	820	1,068	1,087
Change in fair value of derivative instruments	515	5,957	(12,552)
Gain on sale of vessels	(5,001)	(19,670)	(5,122)
Vessel impairment charge	39,434	3,077	19,066
Payments for dry-docking	(4,639)	(6,055)	(4,347)
Increase/ Decrease in:
Receivables	2,183	(9,209)	9,142
Inventories	(5,824)	(997)	(2,095)
Prepaid insurance and other	(2,423)	482	(453)
Payables	77	(4,570)	1,106
Accrued liabilities	4,192	(4,295)	(17,801)
Unearned revenue	(1,720)	(2,076)	(3,444)
Net Cash provided by Operating Activities	45,587	83,327	117,161
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	(37,937)	(67,024)	(22,762)
Vessel acquisitions and/ or improvements	(71,205)	(313,639)	(103,269)
Purchase of marketable securities	(2,500)	0	0
Proceeds from the sale of vessels	42,455	140,548	50,463
Net Cash used in Investing Activities	(69,187)	(240,115)	(75,568)
Cash Flows from Financing Activities:
Proceeds from long-term debt	96,650	235,024	80,750
Financing costs	(963)	(1,870)	(1,044)
Payments of long-term debt	(143,454)	(175,131)	(91,805)
Decrease in restricted cash	307	527	763
Purchase of treasury stock	0	0	(4,058)
Proceeds from stock issuance program, net	0	105,005	258
Cash dividend	(27,670)	(22,849)	(42,445)
Distribution from subsidiary to noncontrolling interest owners	(2,199)	(3,462)	0
Net Cash used in Financing Activities	(77,329)	137,244	(57,581)
Net (decrease)/increase in cash and cash equivalents	(100,929)	(19,544)	(15,988)
Cash and cash equivalents at beginning of period	276,637	296,181	312,169
Cash and cash equivalents at end of period	175,708	276,637	296,181
Interest paid
Cash paid for interest, net of amounts capitalized	$ 48,588	$ 50,129	$ 65,527